Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (65,293)	$ (2,003)	$ (17,418)	$ (3,957)
Adjustments to reconcile net income to net cash provided by operating activities:
Shared-based compensation expense	101	78	754	459
Depreciation and amortization	9,298	7,871	16,205	14,597
Amortization of deferred gain on sale-leaseback	(560)	(560)	(1,120)	(1,120)
Noncash amortization of debt financing costs	756	917	1,837	1,765
Allowance for doubtful accounts	58	(27)	(3,410)	1,909
Allowance for inventory valuation	(845)	(571)	(1,086)	(246)
Loss on early extinguishment of debt	0	6,598	6,598	4,943
Pension and other post-retirement plan contributions	107	(98)	(824)	(731)
Loss on disposal of assets	180	(4)	36	114
Gain on bargain purchase			(1,150)	0
Deferred income tax expense	19,759	(111)	2,685	261
Long-lived asset impairment	5,447	0
Long-lived asset impairment	2,231	0	908	0
Goodwill, intangible asset impairment	3,216	0
Change in other operating items:
Accounts receivable	12,056	(1,826)	(537)	761
Inventories	26,172	(24,842)	(15,427)	(2,162)
Other Assets	(2,139)	(10,241)	(10,491)	(7,739)
Accounts payable	(6,099)	378	19,933	7,610
Accrued liabilities	(672)	(2,474)	(4,446)	(1,038)
Other liabilities			147	(305)
Other liabilities	(828)	(2,317)
Net cash (used in) provided by operating activities	(2,502)	(29,232)	(6,806)	15,121
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(3,608)	(5,459)	(17,306)	(16,831)
Proceeds from disposal/sale of property, plant and equipment	110	0	0	278
Acquisition payments, net of cash received	0	(3,470)	(3,470)	0
Other investing activities, net	0	377
Other investing activities, net			(834)	0
Net cash used in investing activities	(3,498)	(9,306)	(21,610)	(16,553)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from (repayments) borrowings of short term debt	(2,168)	281
Net proceeds from borrowings (repayments) under revolving credit facility	10,950	(8,294)
Net proceeds from short term debt			6,119	1,139
Net repayments of borrowings under revolving credit facility			(19,540)	(17,909)
Net proceeds from long term debt	0	250,000	239,343	150,000
Net repayments of long term debt	(1,550)	(145,249)	(136,188)	(108,753)
Debt issuance costs			0	(9,871)
Cash paid to EveryWare stockholders	0	(90,000)	(90,000)	0
Redemption of warrants	0	5,838
Redemption of ROI shares	0	(46,741)
Cash from ROI trust	0	75,173	75,173	0
Proceeds from issuance of common stock, net	0	16,500	16,500	0
Equity issuance costs	0	(9,137)	(9,619)	0
Dividends paid			0	(10,284)
Payments on capital leases and other			0	(733)
Net cash provided by financing activities	7,232	36,695	29,209	3,589
EFFECT OF CURRENCY EXCHANGE RATE CHANGES ON CASH	(126)	(270)	(225)	(458)
NET INCREASE IN CASH	1,106	(2,113)	568	1,699
CASH:
Beginning of period	3,240	2,672	2,672	973
End of period	4,346	559	3,240	2,672
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	10,413	8,140	20,008	15,665
Cash paid (received) for income taxes, net	97	106	235	322
ROI Acquisition Corp
CASH FLOWS FROM FINANCING ACTIVITIES:
Redemption of ROI shares			(46,741)	0
Warrant
CASH FLOWS FROM FINANCING ACTIVITIES:
Redemption of ROI shares			$ (5,838)	$ 0